Common Stock and Stockholders' Deficit - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 02, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Options
Beginning balance (in shares)		15,125,000	13,596,000
Options granted (in shares)	1,419,375	8,134,000	5,609,000
Options exercised (in shares)		(2,940,000)	(2,190,000)
Options forfeited or expired (in shares)		(808,000)	(1,890,000)
Ending balance (in shares)		19,511,000	15,125,000	13,596,000
Options vested and exercisable (in shares)		6,215,000	6,274,000
Weighted- Average Exercise Price
Beginning balance (in USD per share)		$ 5.58	$ 4.47
Options granted (in USD per share)	$ 18.80	9.44	7.37
Options exercised (in USD per share)		4.35	2.91
Options forfeited and expired (in USD per share)		7.48	6.04
Ending balance (in USD per share)		7.22	5.58	$ 4.47
Options vested and exercisable (in USD per share)		$ 4.93	$ 3.89
Additional Disclosures
Options outstanding, weighted average remaining contractual term (years)		8 years 4 months 24 days	7 years 9 months 18 days	7 years 9 months 18 days
Options vested and exercisable, weighted average remaining contractual term (years)		6 years 3 months 18 days	6 years
Options outstanding, aggregate intrinsic value		$ 410,039	$ 28,467	$ 39,266
Options vested and exercisable, aggregate intrinsic value		$ 145,292	$ 22,405